Shareholders' Equity (Information About Share Options) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	833,799
Number exercisable	423,291
Weighted average remaining contractual life in years	7 years 2 months 26 days
Exercise price 0-2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	0
Exercise price, maximum	2
Number of outstanding options	155,000
Number exercisable	66,248
Weighted average remaining contractual life in years	7 years 9 months 25 days
Exercise price 3-5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	3
Exercise price, maximum	5
Number of outstanding options	668,799
Number exercisable	347,043
Weighted average remaining contractual life in years	7 years 2 months 8 days
Exercise price 6-7 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, minimum	6
Exercise price, maximum	7
Number of outstanding options	10,000
Number exercisable	10,000
Weighted average remaining contractual life in years	1 year 6 months 29 days